Project debt, Details of project debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 332,000	$ 339,000
Non-current	3,953,432	4,069,909
Current	823,760	782,439
Total Project debt	$ 4,777,192	$ 4,852,348